Accrued liabilities and provisions	12 Months Ended
Dec. 31, 2022
Accrued liabilities and provisions
Accrued liabilities and provisions

23.Accrued liabilities and provisions

	Asset		Environmental
	retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2021	11,890,319	703,966	1,637,922	14,232,207
Abandonment costs update	(1,730,016)	—	—	(1,730,016)
Additions	93,704	153,786	468,341	715,831
Uses	(607,769)	(41,773)	(354,625)	(1,004,167)
Financial costs	333,688	10,293	17,322	361,303
Foreign currency translation	186,215	81,894	42,085	310,194
Reversal of provision for sale of assets (1)	(188,540)	—	—	(188,540)
Transfers	28,427	(9,915)	41,170	59,682
Balance as of December 31, 2022	10,006,028	898,251	1,852,215	12,756,494
Current	946,675	94,375	492,086	1,533,136
Non-current	9,059,353	803,876	1,360,129	11,223,358
	10,006,028	898,251	1,852,215	12,756,494
(1)

Corresponding to the abandonment provision associated with the assets related to the participation of Ecopetrol S.A. in Asociación Casanare, Estero, Garcero, Orocué and Corocora (CEGOC), which were sold to Perenco Oil and Gas Colombia. This trade closed on August 26, 2022.

	Asset		Environmental
	retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2020	11,239,325	118,139	1,070,266	12,427,730
Abandonment costs update	500,868	—	—	500,868
Effect of business combination (Note 12)	—	329,123	618,760	947,883
Additions	242,435	261,785	210,619	714,839
Uses	(548,133)	(13,453)	(334,922)	(896,508)
Financial costs	292,329	3,925	7,272	303,526
Foreign currency translation	152,212	4,466	34,774	191,452
Transfers	11,283	(19)	31,153	42,417
Balance as of December 31, 2021	11,890,319	703,966	1,637,922	14,232,207
Current	1,041,674	59,843	488,601	1,590,118
Non-current	10,848,645	644,123	1,149,321	12,642,089
	11,890,319	703,966	1,637,922	14,232,207

	Asset		Environmental
	retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2019	8,835,420	137,429	945,439	9,918,288
Increase in abandonment costs	2,307,453	—	—	2,307,453
Additions	143,320	32,108	237,181	412,609
Uses	(291,793)	(31,709)	(106,448)	(429,950)
Financial costs	258,464	—	—	258,464
Effect of control loss in subsidiaries (Note 28)	(23,874)	(20,117)	—	(43,991)
Adjustment on fair value for business combination	31,137	—	—	31,137
Foreign currency translation	37,239	428	5,476	43,143
Transfers	(58,041)	—	(11,382)	(69,423)
Balance as of December 31, 2020	11,239,325	118,139	1,070,266	12,427,730
Current	949,638	46,844	224,627	1,221,109
Non-current	10,289,687	71,295	845,639	11,206,621
	11,239,325	118,139	1,070,266	12,427,730

23.1Asset retirement obligation

The estimated liability for asset retirement obligation costs corresponds to the future obligation that the Ecopetrol Business Group to restore environmental conditions to a level similar to that existing before the start of projects or activities, as described in Note 4.14. As these relate to long–term obligations, this liability is estimated by projecting the expected future payments and discounting at present value with a rate indexed to the Ecopetrol Business Group’s financial obligations, considering the temporariness and risks of this obligation. The discount rates used in the estimate of the obligation as of December 31, 2022, were Exploration and Production 5.30% (2021 – 2.89%), Refining and Petrochemicals 6.36% (2021 - 4.21%), and Transportation and Logistics 5.58% (2021 - 3.14%).

23.2Litigations

The following table details the main litigations recognized in the statement of financial position as of December 31, whose loss expectations are probable and could imply an outflow of resources:

	2022	2021
Second instance rulings unfavorable to the interests of Ecopetrol, related to public works contributions, for which they have a unified sentence and that could be subject to collection by the tax authority	223,439	203,160
CTEEP Regulatory Contingency: Billing Eletrobras – RBNI Corresponds to the collection action filed by Eletrobras against ISA CTEEP requesting the return of the value charged in excess by the company as part of the payment of the compensation resulting from the extension of Concession Contract No. 059/2001 under Law No. 12,783/201, relating to NI facilities (new investments) that had been transferred to the company by Eletrobras.	40,692	27,993
Tax contingency: Property and Urban Land Tax (IPTU) CTEEP: corresponds to processes related to the collection of Property Tax (IPTU) in several municipalities of the State of São Paulo and recognizes a provision to cover processes.	23,691	—
Unfavorable first instance ruling for Ecopetrol in the process of direct fixing for the damages associated with the hydrocarbon spill that occurred in Guaduas, Vereda Raizal and Cajón, in the property called “La Floresta” in May 2004.	14,245	—
Administrative processes of a sanctioning type issued by PRONATEL and OSIPTEL Internexa Peru: Procedure for failure to pay contributions during the years 2010 to 2022 for the usufruct contracts with Telefónica del Perú and associated fines.	11,675	—
Damages to third parties due to hydrocarbon easement in a building near the Cartagena Refinery.	11,019	11,019
Lost profits because of an open competition for the management of a set of assets transferred to a trust company.	5,774	5,774

23.2Environmental contingencies and others

These correspond to contingencies for environmental incidents and obligations related to environmental compensation and mandatory investment of 1% for the use of, exploitation of or effect on natural resources imposed by national, regional, and local environmental authorities. Mandatory investment of 1% is based on the use of water taken directly from natural sources in accordance with the provisions of Law 99 of 1993, Article 43, Decree 1900 of 2006, Decree 2099 of 2017 and 075 and 1120 of 2019 and article 321 of Law 1955 of 2019 in relation to the projects that Ecopetrol Business Group develops in Colombia.

The Colombian Government through the Ministry of Environment and Sustainable Development, issued in December 2016 and in January 2017 the Decrees 2099 and 075, which modify the Single Regulatory Decree of the environment and sustainable development sector, Decree 1076 of 2015, related to the mandatory investment for the use of water taken directly from natural sources. The decrees included modifications and guidelines regarding the geographical scope for the execution of the activities for the fulfillment of the obligation, investment lines and the calculation of the base of liquidation of the obligations. Likewise, June 30, 2017, was defined as the maximum date to modify the Investment Plans that are in execution.

In 2019, Law 1955/2020 was issued, which in its article 321 unifies the basis for the settlement of this obligation and requires updating the investment obligations of 1% to present value. Ecopetrol Business Group carried out the recertification of the settlement base and the acceptance of the percentage of updating of the investment values of 1% in more than 90 environmental licenses, generating a lower provision for this obligation. Currently, ANLA’s pronouncements are being received in relation to article 321 of Law 1955, some through official letters and others through resolutions. Ecopetrol Business Group has filed an appeal for reconsideration with ANLA in most cases, which are under review by this authority.

23.3Contingencies

Refinería de Cartagena S.A.S.

Arbitration tribunal:

On March 8, 2016, Reficar filed a request for arbitration with the International Chamber of Commerce (the “ICC”) against Chicago Bridge & Iron Company NV, CB&I (UK) Limited and CBI Colombiana SA (jointly, “CB&I”), concerning a dispute related to the Engineering, Procurement, and Construction Agreements entered into by and between Reficar and CB&I for the expansion of the Cartagena Refinery in Cartagena, Colombia. Reficar is the Claimant in the ICC arbitration and seeks no less than USD$2 billion in damages plus lost profits.

On May 25, 2016, CB&I filed its Answer to the Request for Arbitration and the preliminary version of its counterclaim against Reficar, for approximately USD $ 213 million. On June 27, 2016, Reficar filed its reply to CB&I’s counterclaim denying and disputing the declarations and relief requested by CB&I.

On April 28, 2017, Reficar filed its non-detailed claim, and, on the same date, CB&I submitted its Statement of Counterclaim increasing its claims to approximately USD $116 million and COP$387,558 million, including USD $70 million for a letter of credit compliance. On March 16, 2018, CB&I submitted its Exhaustive Statement of Counterclaim further increasing its claims to approximately USD$129 million and COP$432,303 million (including in each case interest), and also filed its Exhaustive Statement of Defense to Reficar’s claims. On this same date, Reficar filed its Exhaustive Statement of Claim seeking, among others, USD$139 million for provisionally paid invoices under the Memorandum of Agreement (“MOA”) and Project Invoicing Procedure (“PIP”) Agreements and the EPC Contract.

On June 28, 2019, Chicago Bridge & Iron Company filed a response to Reficar’s non-detailed defense of the counterclaim, updating the value of its claim to approximately USD $137 million and COP $503,241 million, including interest. Likewise, CB&I presented its detailed defense to Reficar’s claim.

On this same date, Reficar filed its Reply to CB&I’s Non-Exhaustive Statement of Defense and its Exhaustive Statement of Defense to CB&I’s counterclaim, updating its claim for provisionally paid invoices under the MOA and PIP Agreements and the EPC Contract to approximately USD$137 million.

In relation to this matter, as of December 31, 2020, there is a balance of approximately USD $ 122 million, in invoices paid by Reficar to CB&I, under the PIP and MOA Agreements of the EPC contract, whose supports provided to date by CB&I do not show acceptance by AMEC Foster Wheeler - PCIB.

In January 2020, McDermott International Inc. – CB&I parent company – commenced a bankruptcy case under title 11 of the United States Code in the United States Bankruptcy Court for the Southern District of Texas. Faced with this situation, Refinería de Cartagena has taken actions to protect its interests and has a group of experts with whom it will continue to evaluate other measures it may adopt in this new circumstance.

As a consequence of the initiation of the reorganization process, the arbitration was suspended until July 1, 2020, as described below.

On January 21, 2020, Comet II BV, the successor in interest to Chicago Bridge & Iron Company NV, commenced bankruptcy case under title 11 of the United States Code in the United States Bankruptcy Court for the Southern District of Texas. Before the beginning of the insolvency process of Comet II BV, an automatic suspension of the initiation or continuation of any action, process or execution of judgment or award against Comet II BV became effective, which suspended the arbitration. On January 23, 2020, Comet II B.V. obtained an order from the Bankruptcy Court permitting it to, in its discretion, modify the automatic stay to permit it to proceed with litigation or other contested matters.

On March 14, 2020, the Bankruptcy Court entered an order confirming a plan of reorganization, and the order provides for the stay against the arbitration to end upon the earlier of the effective date of the plan or August 30, 2020.- whichever would occur first. On June 30, 2020, McDermott International Inc. notified the occurrence of the effective date of the reorganization plan, for which the suspension of arbitration was lifted on July 1, 2020.

On May 6, 2020, the Superintendence of Companies ordered the judicial liquidation of CBI Colombiana SA, one of the defendants in the CB&I arbitration. On October 22, 2020, Reficar requested its recognition as a creditor of CBI Colombiana SA, up to the maximum amount of its claims in the arbitration. On January 15, 2021, the liquidator of CBI Colombiana SA accepted Reficar’s request.

On September 22, 2020, the tribunal scheduled the start of the hearings for May 2021.

Between May 17 and June 16, 2021, the first two blocks of the hearing were held, in which the evidence in the Arbitration against CB&I was presented. On June 16, 2021, the Court ordered the submission of post-hearing briefs for October 15 and November 5, 2021. Likewise, the Court summoned the parties to a hearing on closing arguments for November 18, and 19, 2021.

On August 16, 2021, the parties requested the Court to modify the procedural calendar, consisting of slightly altering the dates of presentation of the post-hearing briefs. On August 26, 2021, the Court granted the request of the parties, so the post-hearing briefs were presented on October 22 and November 10, 2021. The closing arguments hearing was held in a single session on November 18, 2021, and the session scheduled for November 19, 2021, was dispensed with.

Subsequently, on December 20, 2021, Refinería de Cartagena presented its memorial for costs in the Arbitration against CB&I. Until the Court issues its final decision, the result of this arbitration is unknown.

Investigations of control entities – Reficar

Reficar is a wholly owned subsidiary of Ecopetrol S.A. According to Colombian regulations, Ecopetrol’s and Reficar’s employees are considered public servants, and as such can be held liable for negligent use or management of public resources. In this context, given that Ecopetrol S.A. is majority owned by the Colombian Government and Reficar is a wholly owned subsidiary of Ecopetrol, Ecopetrol and Reficar administer public resources.

As a result, Ecopetrol S.A. and Reficar employees are generally subject to the control and supervision of the following control entities, among others:

1.Office of the Comptroller General (Contraloría General de la República – CGR):

Financial Audit for the 2021 period

The CGR executed a financial audit of Refinería de Cartagena between January 17 and May 31, 2022.

In the Final Audit Report, two issues of an administrative nature are established, and it is indicated that (i) the budget execution is reasonable, since the budget was prepared and executed in accordance with the applicable regulations, (ii) the internal financial control was efficient, since it is adequate and effective controls according to the risks that are inherent to the different processes, procedures and activities during the 2021 period, and (iii) that the accounting opinion is negative, since the CGR considered that the financial statements “do not reasonably present all the important aspects, the financial situation as of December 31, 2021”, due to the discovery of higher values in the property, plant, and equipment account, due to the alleged overestimation in 2.9 trillion pesos of this accounting account.

Considering the above, the CGR did not terminate the fiscal account for the 2021 term.

Compliance audit

The CGR executed a compliance audit of the Refinería de Cartagena between July 18 and December 6, 2022, with the following objectives: (i) Evaluate the execution and results of the Cartagena Crude Plant Interconnection Project (“IPCC Project”) ), and (ii) Monitor the progress of the improvement plan for the finding “greater values recognized in property, plant, and equipment”.

The Final Audit Report establishes 6 administrative findings, indicating that: (i) the result of the combined risk and fraud assessment is low, (ii) the concept of compliance with the regulations applicable to the IPPC Project is unreserved, and (iii) after reviewing the activity of the improvement plan, the CGR considers that it does not “rectify the condition of the issue”.

Fiscal responsibility processes

-	PRF-2018-00684-PRF-017-2018

Due to the late entry into operation that generated lost profits, the CGR is executing an independent process in which various requirements have been met.

Through Order 167 of February 3, 2022, the CGR archived the process due to the non-existence of damage, and the non-accreditation of injury to public property, mainly due to force majeure due to the labor abnormality and the winter wave that occurred.

-	PRF-80011-2018-33300

Through Order No. 1328 of August 24th, 2021, the CGR closed the preliminary investigation UCC-IP-005-2019 and opened a new fiscal responsibility process. In this, eight former officials of Refinería de Cartagena (three former presidents and five former financial vice-presidents) are investigated.

According to the press release, the CGR attributes the alleged damage to unidentified expenses associated with the Project, amounting to US$9,240,927 from the period June to December 2015 and US$12,447,618 from the periods 2016 to 2018; and 268.71 MUSD that, being approved and entered the refinery budget, do not show what was executed within the Project.

At present, the process is pending imputation or archiving.

In this process, the Cartagena Refinery was considered an affected entity by the CGR.

-PRF-2017-01208 Contract 5210733.

On November 7, 2017, the CGR began the Fiscal Responsibility Process, related to contract 5210733, whose purpose is to provide the “Comprehensive maintenance service for tanks and vessels for Refinería de Cartagena S.A. and the Nestor Pineda Terminal of Ecopetrol S.A.”.

On March 20, 2022, the CGR confirmed that Refinería de Cartagena was considered an affected entity within this process.

On June 30, 2022, the CGR issued the filing order for this process.

It is clarified that the Refinería de Cartagena was not the subject of the proceedings, and workers of the Company were not linked to the process.

2.Prosecutor’s Office (Fiscalía General de la Nación - FGN)

Proceeding 1 – 110016000101201600023 - MOA - PIP and EPC

This process is being carried out against some ex-members of the Board of Directors and ex-employees of Refinería de Cartagena, workers of the Chicago Bridge and Iron Company (CB&I) and the Statutory Auditor of Refinería de Cartagena between 2013 and 2015, for crimes of undue interest in the execution of contracts, embezzlement by appropriation in favor of third parties, illicit enrichment of individuals in favor of third parties and ideological falsehood in a public document. In this process, Refinería de Cartagena and Ecopetrol S.A. were officially recognized as victims.

On November 25, 2019, the trial preparatory hearing was installed and is currently taking place.

Proceeding 2 - 110016000101201800132 Business line

This process is being carried out against ex-members of the Board of Directors and an ex-president of Refinería de Cartagena, for the crimes of aggravated unfair administration, and obtaining a false public document. In this process, Refinería de Cartagena and Ecopetrol S.A. were officially recognized as victims.

On November 18, 2019, the preparatory trial hearing was installed, and it is currently being developed.

Proceeding 3 – 110016000101201800134 – Subscription of contract PMC - Foster Wheeler

This process is being carried out against two ex-employees of Refinería de Cartagena who acted as ex-president on property and ex-president in charge, for the crime of entering into a contract without legal requirements. In this process, Refinería de Cartagena and Ecopetrol S.A. were officially recognized as victims.

On August 18, 2022, a sentence was handed down imposing the minimum penalty for the crime charged, equivalent to 64 months in prison and a fine of (66.66) SMLMV. On August 25, 2022, the defenders of the defendants supported the appeal briefs, and the parties were notified to rule.

Proceeding 4 - 110016000000201702546 – Principle of opportunity

This process is being executed against an ex-employee of the Refinería de Cartagena, for charges related to crimes against the public administration, and illegal interest in the execution of contracts.

The criminal action is suspended until December 2023, due to the application of the principle of opportunity.

3.Office of the Attorney (Procuraduría General de la Nación - PCG)

There are six (6) disciplinary actions carried out by the PGN, which are in stages of a reserved nature.

The Company was aware of one (1) action associated with the Project that was archived, as follows:

-IUS 2012-332368 – IUC D-2017-981346

By Order dated October 21, 2020, the PGN issued an indictment against an ex-employee of Refinería de Cartagena for the commission of a very serious offense as a very serious fault for the preparation of the PIP. In the same decision, the investigation was closed against seven people, including former workers and former members of the Board of Directors of Refinería de Cartagena, considering that they did not commit disciplinary offenses.

On October 31, 2022, the PGN issued a filing order since the phenomenon of the prescription of disciplinary action was configured.

23.5Detail of contingent liabilities

The following is a summary of the main contingent liabilities that have not been recognized in the statement of financial position as, according to the evaluations made by internal and external advisors of the Ecopetrol Business Group, the expectation of loss is not probable as of December 31, 2022, and 2021:

	2022		2021
	Number of		Number of
Type of process	processes	Proceedings	processes	Proceedings
Constitutional	122	642,057	86	1,336,966
Ordinary administrative	147	2,590,089	146	1,867,591
Labor	625	68,194	788	87,175
Civil	59	761,090	58	13,148
Penal	—	—	1	—
	953	4,061,430	1,079	3,304,880

23.6Details of contingent assets

The following is a breakdown of the Ecopetrol Business Group’s principal contingent assets, where the associated contingent gain is likely, but not certain:

	2022		2021
	Number of		Number of
Type of process	processes	Proceedings	processes	Proceedings
Ordinary administrative	87	687,332	62	217,550
Arbitration	—	—	1	78,600
Civil	211	30,717	188	23,258
Penal	98	2,453	72	55,385
Labor	406	15,696	185	4,714
Constitutional	10	—	4	—
	812	736,198	512	379,507